SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares
Significant Accounting Policies [Line Items]
Outstanding options and RSU's excluded from the calculation of the diluted net loss per share | shares	9,773,837	11,470,910	11,267,917
Advertising expense	$ 113,151	$ 87,567	$ 73,991
Severance pay expenses	$ 5,411	$ 4,038	3,031
Severance pay rate	8.33%
Weighted average interest rates of short-term deposits	1.28%	1.22%
Restricted deposits, weighted average interest rate	0.05%	0.36%
Number of reporting units	1
Goodwill and Intangible Asset Impairment
Foreign currency derivative assets, fair value	606	747
Foreign currency derivative liabilities, fair value	539	607
Foreign currency derivative fair value, net	$ 67	140
Maximium plan contribution, percent of annual salary	100.00%
Maximum annual contribution to plan, per employee	$ 18
Employer matching contribution, percent of employee's contribution	4.00%
Defined contribution plan expenses	$ 167	121	102
Income (expenses) related to hedging activity	748	2,085	3,294
Accumulated income (loss) on derivatives	(141)	2,702	(2,600)
Comprehensive loss:
Accumulated foreign currency translation differences	(383)	(383)	(383)
Accumulated income (loss) on derivatives	(6)	135	(2,567)
Total accumulated other comprehensive loss, net	(389)	(248)	(2,950)
Adjustment to deferred tax liabilities	265
Grants	$ 425
Maximum [Member]
Significant Accounting Policies [Line Items]
Useful life of intangible assets	9 years
Minimum [Member]
Significant Accounting Policies [Line Items]
Useful life of intangible assets	5 years
Certain Employees Over 50 Years Of Age [Member]
Significant Accounting Policies [Line Items]
Maximum annual contribution to plan, per employee	$ 24
Not Designated as Hedging Instrument [Member]
Significant Accounting Policies [Line Items]
Foreign currency derivative assets, fair value	933	612
Foreign currency derivative liabilities, fair value	318	182
Foreign currency derivative fair value, net	615	430
Not Designated as Hedging Instrument [Member] | Foreign Exchange Forward [Member]
Significant Accounting Policies [Line Items]
Derivative notional amount	23,153
Designated as Hedging Instrument [Member]
Significant Accounting Policies [Line Items]
Derivative notional amount	84,866
Income (expenses) related to hedging activity	831	$ (2,102)	$ (1,358)
Accumulated income (loss) on derivatives	$ 6